CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 17, 2019
Balance at the beginning (in shares) at Dec. 17, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(1,000)	(1,000)
Balance at the end at Dec. 31, 2019				(1,000)	(1,000)
Balance at the beginning at Dec. 17, 2019
Balance at the beginning (in shares) at Dec. 17, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,000)
Balance at the end at Mar. 31, 2020		$ 216	24,784	(1,000)	24,000
Balance at the end (in shares) at Mar. 31, 2020		2,156,250
Balance at the beginning at Dec. 17, 2019
Balance at the beginning (in shares) at Dec. 17, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	[1]	$ 216	24,784		25,000
Issuance of common stock to Sponsor (in shares)	[1]	2,156,250
Net loss					(1,000)
Net loss				(1,000)	(1,000)
Balance at the end at Jun. 30, 2020		$ 216	24,784	(1,000)	24,000
Balance at the end (in shares) at Jun. 30, 2020		2,156,250
Balance at the beginning at Dec. 31, 2019				(1,000)	(1,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor		$ 216	24,784		25,000
Issuance of common stock to Sponsor (in shares)		2,156,250
Net loss					(80)
Balance at the end at Mar. 31, 2020		$ 216	24,784	(1,000)	24,000
Balance at the end (in shares) at Mar. 31, 2020		2,156,250
Balance at the beginning at Jun. 30, 2020		$ 216	24,784	(1,000)	24,000
Balance at the beginning (in shares) at Jun. 30, 2020		2,156,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor				(80)	(80)
Net loss				(80)	(80)
Balance at the end at Sep. 30, 2020		$ 216	24,784	(1,080)	23,920
Balance at the end (in shares) at Sep. 30, 2020		2,156,250
Balance at the beginning at Jun. 30, 2020		$ 216	24,784	(1,000)	24,000
Balance at the beginning (in shares) at Jun. 30, 2020		2,156,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(185,762)
Balance at the end at Mar. 31, 2021		$ 242	5,186,529	(186,762)	5,000,009
Balance at the end (in shares) at Mar. 31, 2021		2,421,106
Balance at the beginning at Sep. 30, 2020		$ 216	24,784	(1,080)	23,920
Balance at the beginning (in shares) at Sep. 30, 2020		2,156,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Aggregate purchase price		$ 801	78,231,111		$ 78,231,912
Sale of Public Shares (in shares)		8,009,041			8,009,041
Sale of 3,146,454 Private Warrants			2,831,809		$ 2,831,809
Common stock subject to possible redemption		$ (761)	(76,006,329)		(76,007,090)
Common stock subject to possible redemption (in shares)		(7,600,709)
Net loss				(80,543)	(80,543)
Balance at the end at Dec. 31, 2020		$ 256	5,081,375	(81,623)	5,000,008
Balance at the end (in shares) at Dec. 31, 2020		2,564,582
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption		$ 1	105,139		105,140
Common stock subject to possible redemption (in shares)		10,514
Forfeiture of Founder Shares		$ (15)	15
Forfeiture of Founder Shares (in shares)		(153,990)
Net loss				(105,139)	(105,139)
Balance at the end at Mar. 31, 2021		$ 242	$ 5,186,529	$ (186,762)	$ 5,000,009
Balance at the end (in shares) at Mar. 31, 2021		2,421,106

[1]	Includes 281,250 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.